Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Share repurchase program
On November 27, 2023, Seadrill’s Board of Directors increased the Company’s aggregate share repurchase authorization, allowing the Company to repurchase up to an additional $250 million of its outstanding common shares, taking the aggregate authorization to $500 million. For the period from January 1, 2024 through March 22, 2024, Seadrill repurchased approximately 2.5 million Shares on the NYSE and the OSE, with a weighted average share price of $44.94.